Federated Select Total Return Bond Fund
Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—71.7%
	Federal Home Loan Mortgage Corporation—35.7%
$4,500,001	3.000%, 6/1/2049	$4,563,393
5,009,072	3.500%, 7/1/2042	5,273,517
3,318,199	3.500%, 10/1/2046	3,471,602
3,036,579	4.000%, 12/1/2041	3,253,310
51,058	5.500%, 10/1/2021	52,242
6,251	6.000%, 7/1/2021	6,384
47,220	7.500%, 1/1/2027	52,916
593	7.500%, 9/1/2030	689
1,569	7.500%, 1/1/2031	1,750
2,483	7.500%, 1/1/2031	2,880
2,416	7.500%, 1/1/2031	2,813
69,305	7.500%, 2/1/2031	80,859
29,527	7.500%, 2/1/2031	34,168
	TOTAL	16,796,523
	Federal National Mortgage Association—27.9%
4,764,579	3.000%, 10/1/2046	4,888,277
311	3.500%, 8/1/2020	312
1,546,620	3.500%, 7/1/2049	1,590,572
4,135,971	4.000%, 8/1/2048	4,310,967
1,815,233	4.500%, 1/1/2042	1,967,138
28,214	5.000%, 4/1/2036	31,083
180,589	5.500%, 11/1/2035	203,140
63,513	6.000%, 2/1/2026	69,662
2,957	6.000%, 5/1/2036	3,398
497	6.500%, 7/1/2029	561
1,125	6.500%, 5/1/2030	1,265
4,082	6.500%, 2/1/2031	4,648
4,644	6.500%, 4/1/2031	5,294
386	6.500%, 4/1/2031	438
6,823	6.500%, 5/1/2031	7,773
6,043	6.500%, 6/1/2031	6,887
7,597	6.500%, 7/1/2031	8,719
1,834	6.500%, 8/1/2031	2,063
3,093	7.000%, 4/1/2029	3,532
950	7.000%, 4/1/2029	1,086
5,271	7.000%, 5/1/2029	6,003
3,486	7.000%, 2/1/2030	3,978
2,779	8.000%, 12/1/2026	3,126
	TOTAL	13,119,922

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.4%
$18,243		5.000%, 1/15/2023	$18,661
42,862		5.000%, 7/15/2023	44,509
6,489		7.000%, 10/15/2028	7,320
2,899		7.000%, 12/15/2028	3,228
4,003		7.000%, 2/15/2029	4,435
2,528		7.000%, 6/15/2029	2,867
4,782		8.000%, 10/15/2030	5,521
76,861		8.000%, 11/15/2030	88,803
		TOTAL	175,344
	[1]	Uniform Mortgage-Backed Securities, TBA—7.7%
3,500,000		3.500%, 1/1/2050	3,600,485
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,426,661)	33,692,274
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.5%
	[2]	Federal Home Loan Mortgage Corporation—6.1%
2,904,981		REMIC, Series 3114, Class PF, 2.139% (1-month USLIBOR +0.400%), 2/15/2036	2,902,723
		Federal National Mortgage Association—0.1%
34,863		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	38,182
		Non-Agency Mortgage-Backed Securities—4.3%
120,120		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	71,641
731,414		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	737,354
6,962	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	4,459
1,188,531		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,198,516
		TOTAL	2,011,970
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,997,128)	4,952,875
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.8%
		Agency Commercial Mortgage-Backed Securities—5.6%
320,000		FREMF Mortgage Trust 2017-K67 REMIC, Class B, 3.944%, 9/25/2049	335,554
500,000		FREMF Mortgage Trust 2018-K74 REMIC, Class B, 4.090%, 2/25/2051	525,086
710,000		FREMF Mortgage Trust 2018-K75 REMIC, Class B, 3.975%, 4/25/2051	735,913
1,000,000		FREMF Mortgage Trust 2018-K86 REMIC, Class B, 4.290%, 11/25/2051	1,068,810
		TOTAL	2,665,363
		Non-Agency Commercial Mortgage-Backed Security —2.2%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	1,021,907
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,735,381)	3,687,270
	[2]	AGENCY RISK TRANSFER SECURITIES—6.2%
757,502		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 4.792% (1-month USLIBOR +3.000%), 7/25/2024	794,735
1,000,000		FNMA CAS 2016-C04, Series 2016-C04, Class 1M2, 6.042% (1-month USLIBOR +4.250%), 1/25/2029	1,061,375
1,000,000		FHLMC STACR, Series 2015-DNA, Class M3, 5.692% (1-month USLIBOR +3.900%), 12/25/2027	1,033,075
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $2,895,735)	2,889,185

Principal Amount			Value
	[2]	ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.0%
$16,321		4.340%, 7/1/2035	$17,112
		Federal National Mortgage Association ARM—0.3%
61,003		4.097%, 7/1/2034	63,618
50,612		5.050%, 2/1/2036	53,220
		TOTAL	116,838
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $127,759)	133,950
		U.S. TREASURY—5.3%
		U.S. Treasury Bonds—5.3%
2,500,000		United States Treasury Bond, 2.375%, 11/15/2049 (IDENTIFIED COST $2,610,001)	2,491,406
		INVESTMENT COMPANY—5.8%
2,741,441		Federated Government Obligations Fund, Premier Shares, 1.53%[4] (IDENTIFIED COST $2,741,441)	2,741,441
		TOTAL INVESTMENT IN SECURITIES—107.6% (IDENTIFIED COST $49,534,106)	50,588,401
		OTHER ASSETS AND LIABILITIES - NET—(7.6)%[5]	(3,560,737)
		TOTAL NET ASSETS—100%	$47,027,664
At December 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[3]United States Treasury Bond Long Futures	28	$4,365,375	March 2020	$(94,813)
[3]United States Treasury Notes 5-Year Long Futures	30	$3,558,281	March 2020	$(16,239)
[3]United States Treasury Notes 10-Year Long Futures	18	$2,311,594	March 2020	$(19,447)
[3]United States Treasury Ultra Bond Long Futures	8	$1,453,250	March 2020	$(57,268)
[3]United States Treasury Notes 10-Year Ultra Short Futures	22	$3,095,469	March 2020	$44,055
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(143,712)
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,170,727 and $1,982,398, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At December 31, 2019, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 12/31/2019[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
OTC Swaps
Morgan Stanley & Co. LLC	MARKIT CMBX.NA.A.10	Sell	2.00%	11/17/2059	0.91%	$3,500,000	$67,813	$47,603	$20,210
Morgan Stanley & Co. LLC	MARKIT CMBX.NA.BBB-.11	Sell	3.00%	11/18/2054	1.07%	$3,500,000	$(49,219)	$(99,146)	$49,927
Morgan Stanley & Co. LLC	MARKIT CMBX.NA.BBB-.12	Sell	3.00%	8/17/2061	1.11%	$3,500,000	$(80,938)	$(149,658)	$68,720
TOTAL CREDIT DEFAULT SWAPS							$(62,344)	$(201,201)	$138,857
The average notional amount of credit default swap contracts held by the Fund throughout the period was $2,625,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2019	10,735,789
Purchases/Additions	14,730,136
Sales/Reductions	(22,724,484)
Balance of Shares Held 12/31/2019	2,741,441
Value	$2,741,441
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$31,177
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$33,692,274	$—	$33,692,274
Collateralized Mortgage Obligations	—	4,952,875	—	4,952,875
Commercial Mortgage-Backed Securities	—	3,687,270	—	3,687,270
Agency Risk Transfer Securities	—	2,889,185	—	2,889,185
Adjustable Rate Mortgages	—	133,950	—	133,950
U.S. Treasury	—	2,491,406	—	2,491,406
Investment Company	2,741,441	—	—	2,741,441
TOTAL SECURITIES	$2,741,441	$47,846,960	$—	$50,588,401
Other Financial Instruments
Assets
Futures Contracts	$44,055	$—	$—	$44,055
Swap Contracts	—	67,813	—	67,813
Liabilities
Futures Contracts	(187,767)	—	—	(187,767)
Swap Contracts	—	(130,157)	—	(130,157)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(143,712)	$(62,344)	$—	$(206,056)
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
TBA	—To Be Announced